Schedule of Information about Revenue Channels (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 7,903		$ 9,237		$ 38,592		$ 54,660
Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%		100.00%		100.00%		100.00%
E Commerce [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 3,265	[1]	$ 3,895	[1]	$ 13,405	[2]	$ 14,565	[2]
E Commerce [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	41.00%	[1]	42.00%	[1]	35.00%	[2]	27.00%	[2]
International [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 2,874	[3]	$ 2,311	[3]	$ 13,720	[4]	$ 21,851	[4]
International [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	37.00%	[3]	25.00%	[3]	35.00%	[4]	40.00%	[4]
Direct To Consumer [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 1,209		$ 1,322		$ 5,597		$ 6,620
Direct To Consumer [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	15.00%		14.00%		15.00%		12.00%
Brick And Mortar [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 555	[5]	$ 1,709	[5]	$ 5,870		$ 11,624
Brick And Mortar [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	7.00%	[5]	19.00%	[5]	15.00%		21.00%

[1]	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales for the three months ended March 31, 2024, and 2023, respectively. These customers had $3.2 million and $3.8 million of net sales during the three months ended March 31, 2024 and March 31, 2023, respectively.
[2]	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales. These customers had $5.9 million and $7.1 million of net sales for the year ended December 31, 2023, respectively and $7.5 million and $6.6 million of net sales for the year ended December 31, 2022, respectively.
[3]	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the three months ended March 31, 2024 and March 31, 2023, representing $2.2 million and $2.1 million of net sales, respectively.
[4]	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the years ended December 31, 2023 and December 31, 2022 and represented $11.0 million and $17.7 million of net sales, respectively.
[5]	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales during the three months ended March 31, 2024 or March 31, 2023. For the three months ended March 31, 2023, Petco is included within the Brick & Mortar channel. In Q1 2024, Petco is presented within E-commerce as a result of the strategic exit out of Petco stores, while remaining on Petco.com.